INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2025
INVENTORIES
Schedule of inventories

	As of	As of
	June 30, 2025	December 31, 2024
	US$	US$
Products available for sale	139,765	179,905
Goods in transit	23,645	7,763
Raw materials	941	828
Work-in-progress	60	86
Total	164,411	188,582